SCHEDULE OF LOSS BEFORE INCOME TAX (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic					$ (23,945)	$ (20,307)
International					100	19
Loss before income taxes	$ (2,093)	$ (5,434)	$ (9,324)	$ (17,756)	$ (23,845)	$ (20,288)